CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2019	¥ (55,800)		¥ 56	¥ (20)		¥ 19,322	¥ (89,590)	¥ 14,432
Balance, shares at Dec. 31, 2019 | shares			914,575,197	(347,239,975)
Issuances of restricted shares to founders			¥ 6	¥ (6)
Issuances of restricted shares to founders, shares | shares			93,753,239	(93,753,239)
Share-based compensation of founders' restricted shares	1,030,178			¥ 26	¥ 1,030,152
Share-based compensation of founders' restricted shares, shares | shares				440,993,214
Repurchases of ordinary shares	¥ (483,622)		¥ (4)		(351,328)		(132,290)
Repurchases of ordinary shares, shares | shares	(62,388,247)	(62,388,247)	(62,388,247)
Deemed share-based compensation related to repurchases of ordinary shares	¥ 146,294				146,294
Issuances of shares due to exercise of share options			¥ 1		(1)
Issuances of shares due to exercise of share options, shares | shares			15,518,385
Share-based compensation related to accelerated vesting of share options	138,729				138,729
Share-based compensation related to vesting of share options	279,908				279,908
Issuances of shares to Share Incentive Plan Trust			¥ 12	¥ (12)
Issuances of shares to Share Incentive Plan Trust, shares | shares			170,719,987	(170,719,987)
Deemed dividend to preferred shareholders due to modification of preferred shares	(1,054,220)						(1,054,220)
Deemed repurchase of ordinary shares resulting from redesignation of founder's ordinary shares to preferred shares	(33,290)		¥ (1)				(33,289)
Deemed repurchase of ordinary shares resulting from redesignation of founder's ordinary shares to preferred shares, shares | shares			(6,443,998)
Accretion on preferred shares to redemption value	(242,209)						(242,209)
Appropriation to statutory reserves						729	(729)
Net loss	(2,688,415)						(2,687,807)		¥ (608)
Foreign currency translation adjustment	(111,697)							(111,697)
Conversion of convertible redeemable preferred shares	5,569,318		¥ 85		5,569,233
Conversion of convertible redeemable preferred shares,shares | shares			1,301,189,200
Issuance of ordinary shares upon initial public offering	4,352,728		¥ 18		4,352,710
Issuance of ordinary shares upon initial public offering, shares | shares			270,250,000
Capital injection from non-controlling interests	15,692								15,692
Balance at Dec. 31, 2020	6,863,594		¥ 173	¥ (12)	11,165,697	20,051	(4,240,134)	(97,265)	15,084
Balance, shares at Dec. 31, 2020 | shares			2,697,173,763	(170,719,987)
Repurchases of ordinary shares	(22,319)			¥ (22,319)
Repurchases of ordinary shares, shares | shares				(7,387,292)
Issuances of shares due to exercise of share options	¥ 1,920			¥ 1	1,919
Issuances of shares due to exercise of share options, shares | shares	7,686,832	7,686,832		7,686,832
Share-based compensation related to accelerated vesting of share options	¥ 66,429				66,429
Share-based compensation related to vesting of share options	464,011				464,011
Appropriation to statutory reserves						1,301	(1,301)
Net loss	(1,547,038)						(1,540,734)		(6,304)
Foreign currency translation adjustment	(158,515)							(158,515)
Acquisition of a subsidiary	228								228
Transaction with non-controlling interests					(114)				114
Capital injection from non-controlling interests	596								596
Balance at Dec. 31, 2021	5,668,906		¥ 173	¥ (22,330)	11,697,942	21,352	(5,782,169)	(255,780)	9,718
Balance, shares at Dec. 31, 2021 | shares			2,697,173,763	(170,420,447)
Repurchases of ordinary shares	(646,820)			¥ (646,820)
Repurchases of ordinary shares, shares | shares				(290,503,052)
Share-based compensation related to accelerated vesting of share options	(64,660)				(64,660)
Share-based compensation related to vesting of share options	392,727				392,727
Related to modification of exercise price of share options on modification day	12,793				12,793
Others	(596)								(596)
Appropriation to statutory reserves						2,825	(2,825)
Net loss	(821,333)	$ (119,081)					(815,371)		(5,962)
Foreign currency translation adjustment	181,585	26,327						181,585
Balance at Dec. 31, 2022	¥ 4,722,602	$ 684,715	¥ 173	¥ (669,150)	¥ 12,038,802	¥ 24,177	¥ (6,600,365)	¥ (74,195)	¥ 3,160
Balance, shares at Dec. 31, 2022 | shares			2,697,173,763	(460,923,499)